Depreciation and Impairment of Assets - Summary of Depreciation and Impairment of Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Depreciation amortization and impairment [abstract]
Depreciation of Property, Plant and Equipment	$ 1,115,673	$ 1,040,438
Amortization of Organization and Development Expenses	533,430	394,885
Others	2,872	4,117
Total	$ 1,651,975	$ 1,439,440